STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS
Plan interest in the Kennametal Inc. Master Trust investments, at fair value	$ 573,388,984	$ 531,850,578
Plan interest in the Kennametal Inc. Master Trust fully benefit-responsive investment contracts, at contract value	46,870,985	53,906,757
TOTAL INVESTMENTS	620,259,969	585,757,335
RECEIVABLES
Employer contributions	434,013	263,056
Participant contributions	675,345	419,050
Notes receivable from participants	8,048,604	8,085,573
TOTAL RECEIVABLES	9,157,962	8,767,679
NET ASSETS AVAILABLE FOR BENEFITS	$ 629,417,931	$ 594,525,014